WARRANT LIABILITIES - Narrative details (Details)							12 Months Ended
	May 24, 2023	Mar. 21, 2023 $ / shares shares	May 24, 2022	May 11, 2022	Mar. 18, 2021 $ / shares shares	Jul. 06, 2019	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Class of Warrant or Right [Line Items]
Share consolidation ratio	3.2	6	3.2	3.2		20
Liquidated damages upon failure to deliver | $							$ 1,000
Volume weighted average price of the ordinary shares, per trading day | $ / shares							$ 10
Volume weighted average price of the ordinary shares, from fifth trading day | $ / shares							$ 20
Warrants outstanding | shares							112,610
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Number of warrants issued | shares		112,610
Warrant purchase ratio		0.5
Share consolidation ratio		6
Exercise price | $ / shares		$ 107.71
Private Placement
Class of Warrant or Right [Line Items]
Number of warrants issued | shares					1,960,784
Share consolidation ratio					0.5
Exercise price | $ / shares					$ 5.61
Warrants outstanding | shares								1,960,784